Goodwill and Other Intangible Assets - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Intangibles
Beginning balance	$ 694	$ 631
Additions	22	140
Amortization	(80)	(57)
Reclassified to assets held for sale		(20)
Ending balance	636	694
Total
Beginning balance	3,586	3,523
Additions	22	140
Amortization	(80)	(57)
Reclassified to assets held for sale		(20)
Ending balance	3,528	3,586
Oil Sands
Goodwill
Beginning balance	2,752	2,752
Additions
Ending balance	2,752	2,752
Refining and Marketing
Goodwill
Beginning balance	140	140
Additions
Ending balance	$ 140	$ 140